IMPAIRMENTS AND IMPAIRMENT REVERSALS - Sensitivity Analysis (Details) $ in Millions	Dec. 31, 2018 USD ($)
Jacobina
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in recoverable value from a 1% change in metal prices	$ 25.5
Change in recoverable value from a 1% change in exchange rates	13.6
Minera Florida Ltda.
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in recoverable value from a 1% change in metal prices	15.3
Change in recoverable value from a 1% change in exchange rates	10.2
Canadian Malartic
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in recoverable value from a 1% change in metal prices	40.8
Change in recoverable value from a 1% change in exchange rates	$ 23.9